AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2025
	Shares	Value
Common Stocks - 96.7%
Communication Services - 3.4%
Atlanta Braves Holdings, Inc., Class C*	116,261	$5,180,590
Warner Music Group Corp., Class A	219,934	6,435,269

Total Communication Services		11,615,859
Consumer Discretionary - 16.5%
Carnival Corp.*	190,313	5,665,618
Expedia Group, Inc.	39,988	7,206,637
Lennar Corp., Class A	59,788	6,707,018
Lithia Motors, Inc.	37,766	10,876,608
Lululemon Athletica, Inc. (Canada)*	25,876	5,188,914
Murphy USA, Inc.	22,210	8,050,681
Restaurant Brands International, Inc. (Canada)	121,130	8,219,882
SharkNinja, Inc.*	42,035	4,880,264

Total Consumer Discretionary		56,795,622
Consumer Staples - 8.3%
BJ's Wholesale Club Holdings, Inc.*	84,801	8,980,426
Casey's General Stores, Inc.	6,643	3,455,224
Constellation Brands, Inc., Class A	30,996	5,177,572
The Estee Lauder Cos., Inc., Class A	62,204	5,806,121
The Kroger Co.	74,052	5,191,045

Total Consumer Staples		28,610,388
Energy - 1.8%
Tidewater, Inc.*	54,058	2,703,441
Valaris, Ltd.*	71,830	3,493,093

Total Energy		6,196,534
Financials - 14.8%
Corpay, Inc.*	20,668	6,676,798
Fairfax Financial Holdings, Ltd. (Canada)	2,954	5,241,164
First American Financial Corp.	95,202	5,716,880
First Citizens BancShares, Inc., Class A	2,953	5,890,526
TPG, Inc.	129,956	7,416,589
Voya Financial, Inc.	93,305	6,531,350
Willis Towers Watson PLC (United Kingdom)	43,691	13,798,055

Total Financials		51,271,362
Health Care - 8.6%
The Cooper Cos., Inc.*	96,699	6,835,652
GE HealthCare Technologies, Inc.	169,454	12,085,459
Labcorp Holdings, Inc.	25,859	6,725,409
Smith & Nephew PLC, Sponsored ADR (United Kingdom)[1]	136,996	4,186,598

Total Health Care		29,833,118
	Shares	Value
Industrials - 33.2%
AerCap Holdings, N.V. (Ireland)	46,111	$4,945,405
Alamo Group, Inc.	24,354	5,420,713
API Group Corp.*	201,759	7,277,447
Booz Allen Hamilton Holding Corp.	23,408	2,512,381
CACI International, Inc., Class A*	24,437	11,254,949
Carlisle Cos., Inc.	27,049	9,594,551
CNH Industrial, N.V. (United Kingdom)	590,934	7,658,505
Delta Air Lines, Inc.	154,869	8,240,579
Expeditors International of Washington, Inc.	86,641	10,071,150
Ferguson Enterprises, Inc.	31,711	7,082,017
McGrath RentCorp	70,349	8,778,852
Oshkosh Corp.	42,804	5,415,990
Simpson Manufacturing Co., Inc.	2,411	432,606
SS&C Technologies Holdings, Inc.	135,821	11,609,979
UFP Industries, Inc.	50,502	4,949,196
Valmont Industries, Inc.	25,893	9,423,757

Total Industrials		114,668,077
Materials - 4.5%
Amrize, Ltd.*	121,126	6,191,961
Titan America, S.A. (Belgium)	387,011	5,553,608
Warrior Met Coal, Inc.	77,014	3,956,979

Total Materials		15,702,548
Real Estate - 3.7%
Mid-America Apartment Communities, Inc., REIT	54,798	7,804,879
The St. Joe Co.	99,230	5,011,115

Total Real Estate		12,815,994
Utilities - 1.9%
Talen Energy Corp.*	16,962	6,404,342

Total Common Stocks (Cost $297,152,841)		333,913,844

	Principal Amount
Short-Term Investments - 4.6%
Joint Repurchase Agreements - 1.2%[2]
Bank of America Securities, Inc., dated 07/31/25, due 08/01/25, 4.360% total to be received $18,002 (collateralized by a U.S. Treasury, 3.875%, 07/31/27, totaling $18,360)	$18,000	18,000
Citadel Securities LLC, dated 07/31/25, due 08/01/25, 4.430% total to be received $1,075,202 (collateralized by various U.S. Treasuries, 0.000% - 5.000%, 08/14/25 - 05/15/55, totaling $1,096,706)	1,075,070	1,075,070

AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Joint Repurchase Agreements - 1.2%[2] (continued)
Daiwa Capital Markets America, dated 07/31/25, due 08/01/25, 4.370% total to be received $1,010,689 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 08/21/25 - 07/20/65, totaling $1,030,777)	$1,010,566	$1,010,566
Daiwa Capital Markets America, dated 07/31/25, due 08/01/25, 4.360% total to be received $3,727 (collateralized by various U.S. Treasuries, 0.000% - 6.000%, 08/14/25 - 05/15/47, totaling $3,802)	3,727	3,727
HSBC Securities USA, Inc., dated 07/31/25, due 08/01/25, 4.370% total to be received $1,010,689 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.000%, 06/01/30 - 07/01/55, totaling $1,030,777)	1,010,566	1,010,566
HSBC Securities USA, Inc., dated 07/31/25, due 08/01/25, 4.360% total to be received $64,512 (collateralized by various U.S. Treasuries, 0.000% - 4.000%, 04/15/27 - 11/15/54, totaling $65,794)	64,504	64,504
JPMorgan Securities LLC, dated 07/31/25, due 08/01/25, 4.360% total to be received $465,478 (collateralized by various U.S. Treasuries, 0.125% - 4.750%, 02/15/41 - 08/15/52, totaling $474,730)	465,422	465,422
	Principal Amount	Value

Mizuho Securities LLC, dated 07/31/25, due 08/01/25, 4.360% total to be received $17,454 (collateralized by various U.S. Treasuries, 0.375% - 4.250%, 06/30/27 - 06/30/31, totaling $17,801)	$17,452	$17,452
Natwest Markets Securities, Inc., dated 07/31/25, due 08/01/25, 4.360% total to be received $635,053 (collateralized by various U.S. Treasuries, 2.875% - 4.625%, 04/30/29 - 05/15/32, totaling $647,676)	634,976	634,976

Total Joint Repurchase Agreements		4,300,283
Repurchase Agreements - 3.4%
Fixed Income Clearing Corp., dated 07/31/25, due 08/01/25, 4.100% total to be received $11,602,321 (collateralized by a U.S. Treasury Note, 3.375%, 09/15/27, totaling $11,833,030)	11,601,000	11,601,000

Total Short-Term Investments (Cost $15,901,283)		15,901,283
Total Investments - 101.3% (Cost $313,054,124)		349,815,127
Other Assets, less Liabilities - (1.3)%		(4,622,601)
Net Assets - 100.0%		$345,192,526

*	Non-income producing security.
[1]	Some of this security, amounting to $4,144,731 or 1.2% of net assets, was out on loan to various borrowers and is collateralized by cash. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$333,913,844	—	—	$333,913,844
Short-Term Investments
Joint Repurchase Agreements	—	$4,300,283	—	4,300,283
Repurchase Agreements	—	11,601,000	—	11,601,000
Total Investments in Securities	$333,913,844	$15,901,283	—	$349,815,127

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2025, there were no transfers in or out of Level 3.

AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$4,144,731	$4,300,283	—	$4,300,283
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.